Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (11,549)	$ (9,182)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	196	295
Amortization of other assets	73	70
Amortization of right-of-use assets	86	60
Amortization of intangible assets	2,341	1,579
Investment loss	12	3,859
Loss on disposal of property and equipment	2,805	0
Changes in operating assets and liabilities:
Accounts receivable and contract assets	396	2,137
Prepayments and other current assets	287	(116)
Right-of-use assets	(82)	(37)
Accounts payable	0	(55)
Contract liabilities	246	(546)
Accrued expenses and other current liabilities	9	660
Tax payables	(628)	(645)
Inventories	0	67
Net cash used in operating activities	(5,808)	(1,854)
Cash flows from investing activities:
Purchase of intangible assets	(4,062)	0
Investment in potential company	(200)	(935)
Proceeds from disposal of equipment	2,078	0
Disposal of the subsidiary	0	1,000
The deposits for software	0	(3,341)
Acquisition of Bondly HK	0	(5,330)
Net cash used in investing activities	(2,184)	(8,606)
Cash flows from financing activities:
Ordinary shares issued for cash	0	5,883
Due to the related parties	78	(788)
Net cash provided by financing activities	78	5,095
Effects of foreign currency exchange rate changes on cash	600	1,226
Net decrease in cash	(7,314)	(4,139)
Cash, beginning of period	26,914	26,712
Cash, end of period	19,600	22,573
Supplemental disclosure of cash flows information:
Cash paid for income taxes	13	249
Supplemental disclosure of non-cash information:
Obtaining right-of-use assets in exchange for operating lease liabilities	0	253
Purchase of intangible assets prepaid in prior year	$ 23,501	$ 0